Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

Effective on June 24, 2016, all Class B shares of the fund have been converted into Class A shares of the same fund. All references to Class B shares in the prospectus are no longer applicable.

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOC-16-04 1.480125.187	July 15, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class A, Class T, Class B and Class C
September 29, 2015
Prospectus

Effective on June 24, 2016, all Class B shares of the fund have been converted into Class A shares of the same fund. All references to Class B shares in the prospectus are no longer applicable.

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in December.

ARE-16-04 1.777594.126	July 15, 2016

Supplement to the
Fidelity Advisor® Real Estate Fund
Class I
September 29, 2015
Prospectus

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

The fund normally pays dividends in March, June, September, and December and pays capital gain distributions in December.

AREI-16-03 1.783271.122	July 15, 2016

Supplement to the
Fidelity Advisor Focus Funds®
Class I
September 29, 2015
Prospectus

The Board of Trustees has approved a fund name change from Fidelity Advisor® Electronics Fund to Fidelity Advisor® Semiconductors Fund effective October 1, 2016.

The following information replaces similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" and the sub-heading "Eligibility".

4. Current or former Trustees or officers of a Fidelity® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

The following information replaces similar information found in the "Shareholder Information" section under the heading "Dividends and Capital Gain Distributions".

Each fund normally pays dividends and capital gain distributions in December.

AFOCI16-03 1.479771.181	July 15, 2016